GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS
Schedule of change in balance for goodwill
	2014	2013	2012
Beginning of year	$13,116,710	$13,116,710	$13,116,710
Acquired goodwill	—	—	—
Impairment	—	—	—

End of year	$13,116,710	$13,116,710	$13,116,710

Schedule of acquired intangible assets

	2014		2013
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization

Amortized intangible assets:
Core deposit intangibles	$2,530,102	$2,353,102	$2,530,102	$2,213,342

Schedule of estimated amortization expense for each of the next five years
2015	$121,000
2016	56,000
2017	—
2018	—
2019	—